CONCENTRATIONS (Tables)	12 Months Ended
Oct. 31, 2022
CONCENTRATIONS
Summary of concentration of risk

	For the Years Ended October 31,
Carrier	2022	2021	2020
A	21%	*	*
B	13%	15%	*
C	*	15%	*
D	*	13%	17%
E	*	10%	16%
F	*	*	11%
*Less than 10%